SUMMARY OF ESSENTIAL INFORMATION
AS OF MARCH 15, 1999

SIZE OF OFFERING
-------------------------------------------

Aggregate Value of Securities......  $242,584.47
Number of Units....................       25,000

PRICE
-------------------------------------------

Public Offering Price Per Unit
  (including sales charge).....          $9.7978
Minimum Purchase: $1,000
Public Offering Price Per 100
  Units (including sales
  charge)......................          $979.78

RECORD DATES
-------------------------------------------

September 1,1999, March 1, 2000, September 1, 2000
  and March 30, 2001

DISTRIBUTION DATES
-------------------------------------------

September 15, 1999, March 15, 2000, September 15,
  2000 and on or about April 6, 2001

TERMINATION DATE
------------------------------------------------
March 30, 2001

SALES CHARGE
------------------------------------------------
Investors pay an up-front sales charge of 1%, and a deferred sales charge of 1.75% during each year of the Trust's two-year life. The additional second year deferred sales charge will be charged to a unit holder holding units on May 31, 2000. If you sell your units before the final deferred sales charge payment in either the first or second year, the remaining balance of your deferred sales charge for that year will be deducted, along with the estimated costs of selling the Trust's securities. If you rollover into a successor Trust, if available, the initial sales charge will be waived, and you will only pay the deferred sales charge.
------------------------------------------------

SPONSOR                       TRUSTEE
Dean Witter Reynolds Inc.     The Bank of New York
2 World Trade Center          101 Barclay Street
New York, New York 10048      New York, New York 10286

--------------------------

    MORGAN STANLEY DEAN WITTER IS A SERVICE MARK OF MORGAN STANLEY DEAN WITTER & CO.

AN OPPORTUNITY TO INVEST IN THE POTENTIAL OF THE FINANCIAL SERVICES INDUSTRY

The Morgan Stanley Dean Witter Financial Services Portfolio Series 99-1 is a two year unit investment trust created to provide investors with a convenient way to participate in the dynamic prospects for the financial services sector of the economy. Through a unique blend of selection criteria, this "basket of stocks" combines the long-term earnings history, above-average financial strength and investment potential of certain financial services companies.

STOCK SELECTION
The Sponsor selects the common stocks issued by financial services companies for inclusion in the Portfolio based on a selection method developed by Standard & Poor's, Portfolio Consultant to the Trust. Standard & Poor's is a leading financial information and investment research organization which provides financial research, benchmarks and market data. Standard & Poor's has identified the securities eligible for inclusion in the Portfolio from the universe of financial services companies that it covers. This selection is based on certain criteria utilizing several of its proprietary ratings and ranking systems.

LIQUIDITY
All or a portion of your units may be sold at any time. The price received will be based upon the then current market value of the securities in the Portfolio (including deductions for any remaining deferred sales charge), which may be more or less than the original price paid.

REINVESTMENT OPTION
You may elect to reinvest distributions into additional units of the Trust. Upon maturity, you may either: (1) rollover your position into a subsequent Financial Services Portfolio unit trust or other UIT concept trust, if available; (2) receive cash; or (3) receive distribution of underlying shares "in-kind."

DIVERSIFICATION WITHIN THE FINANCIAL SERVICES INDUSTRY
The Morgan Stanley Dean Witter Financial Services Portfolio is diversified among the common stock of 32 companies spread among 12 subsectors within the financial services industry.

RISK FACTORS AND OTHER CONSIDERATIONS
An investment in Units of the Trust should be made with an understanding of the following risks: The Trust is an unmanaged, fixed portfolio of common stock of companies concentrated exclusively in the financial services industry. The performance of an investment in the Trust will be affected by general market and economic conditions as well as other risk factors particular to the financial services industry such as interest rates, government regulation, the availability and cost of capital funds, and credit losses.

The value of the Trust's underlying equity securities, and, therefore, the units, will fluctuate and may be worth more or less than their original cost when sold. Unless held in a tax-deferred account, there may be current tax consequences associated with investing in units.

SCHEDULE OF PORTFOLIO SECURITIES

MORGAN STANLEY DEAN WITTER SELECT EQUITY TRUST FINANCIAL SERVICES PORTFOLIO 99-1 ON DATE OF DEPOSIT, MARCH 15, 1999

                                                              PROPORTIONATE   PERCENTAGE OF
                                                               RELATIONSHIP     AGGREGATE       PRICE PER
 PORTFOLIO                                        NUMBER OF   BETWEEN NO. OF   MARKET VALUE     SHARE TO
    NO.      NAME OF ISSUER                        SHARES         SHARES         OF TRUST         TRUST
-----------  ----------------------------------  -----------  --------------  --------------  -------------
        1.   American Express Company                    60          1.42%           3.11%    $    125.7500
        2.   American General Corporation               100          2.36            3.14           76.0625
        3.   American International Group, Inc.          62          1.46            3.13          122.6250
        4.   AmSouth Bancorporation                     154          3.64            3.13           49.3750
        5.   Bank of New York Company, Inc.             194          4.58            3.13           39.1250
        6.   Bank One Corporation                       133          3.14            3.13           57.0625
        7.   BankAmerica Corporation                    103          2.43            3.13           73.8125
        8.   BB&T Corporation                           187          4.42            3.09           40.0625
        9.   Berkshire Hathaway Inc. - Class B            3          0.07            3.08         2,490.000
       10.   Chase Manhattan Corporation                 88          2.08            3.17           87.2500
       11.   Cigna Corporation                           94          2.22            3.16           81.4375
       12.   Citigroup Inc.                             114          2.69            3.10           65.9375
       13.   Federal National Mortgage                  106          2.50            3.14           71.8750
               Association
       14.   First Data Corporation                     173          4.09            3.11           43.5625
       15.   First Tennessee National                   188          4.44            3.15           40.6250
               Corporation
       16.   First Union Corporation                    146          3.45            3.13           52.0000
       17.   Fleet Financial Group, Inc.                182          4.30            3.17           42.1875
       18.   Franklin Resources, Inc.                   242          5.71            3.07           30.8125
       19.   Golden West Financial Corporation           73          1.72            3.10          103.0625
       20.   Household International, Inc.              169          3.99            3.15           45.1875
       21.   Lincoln National Corporation                77          1.82            3.11           98.0000
       22.   Marshall & Ilsley Corporation              129          3.05            3.09           58.1250
       23.   MBIA Inc.                                  123          2.90            3.14           61.9375
       24.   Mellon Bank Corporation                    104          2.46            3.15           73.3750
       25.   Merrill Lynch & Co., Inc.                   83          1.96            3.14           91.6875
       26.   Old Kent Financial Corporation             166          3.92            3.11           45.3750
       27.   SouthTrust Corporation                     188          4.44            3.14           40.5000
       28.   State Street Corporation                    86          2.03            3.12           88.0000
       29.   SunTrust Banks, Inc.                       109          2.57            3.13           69.6875
       30.   U.S. Bancorp                               213          5.03            3.13           35.6250
       31.   UnionBanCal Corp.                          230          5.43            3.12           32.9375
       32.   UNUM Corporation                           156          3.68            3.12           48.5625
                                                      -----
                                                    4,235
                                                      -----
                                                      -----

[logo]

FINANCIAL SERVICES
PORTFOLIO 99-1

(A UNIT INVESTMENT TRUST)

-CAPITAL APPRECIATION POTENTIAL

- DIVERSIFICATION

- PROFESSIONAL SELECTION

-REINVESTMENT OPTION

- LIQUIDITY

UNITS OF THE TRUST ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND THE UNITS ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY. INVESTMENT IN UNITS OF THE TRUST IS SUBJECT TO INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.

MORGAN STANLEY DEAN WITTER

#37281